September 18, 2006




VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	First Symetra National Life Insurance Co of NY
		Separate Account S (811-07949)

Dear Commissioners:

	On behalf of First Symetra National Life Insurance Company of NY and the First Symetra National Life Insurance Co of NY Separate Account S, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semi-annual report for the period ending June 30, 2006 has been transmitted to contract owners accordingly.

	We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0000814680-06-000051
		Date of Filing:  08/29/2006

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-06-000007
		Date of Filing:  08/01/2006

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001193805-06-002169
		Date of Filing:  08/29/2006

		Filer/Entity:  ING VP Natural Resources Trust
		Registration No.:  811-05710
		CIK No.:  0000844070
		Accession No.:  0001193805-06-002181
		Date of Filing:  08/29/2006

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  000093709-06-000078
		Date of Filing:  08/29/2006




If you have any questions regarding this filing, please contact me at
(425) 256-8021.

					Sincerely,

					/s/George C. Pagos

					George C. Pagos
					Vice President and General Counsel